Share-based payments reserve	9 Months Ended
May 31, 2025
Notes and other explanatory information [abstract]
Share-based payments reserve

14.	Share-based payments reserve

Share-based compensation expense for the three and nine months ended May 31, 2025 totaled $0.5 million and $2.0 million, respectively (2024 – $0.3 million and $1.7 million, respectively).

As at May 31, 2025, the Company had 5,562,016 (August 31, 2024 - 5,997,632) share awards available for issuance under the Omnibus Equity Incentive Plan.

a)	Stock options

Canadian Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2024	4,986,000	CAD $0.41
Options exercised(1)	(562,000)	CAD $0.42
Balance – May 31, 2025	4,424,000	CAD $0.41

(1) The weighted average share price at the time of the option exercise was C$0.53.

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	2,259,000	2,259,000	October 11, 2026	1.4
C$0.43	2,065,000	2,065,000	September 29, 2026	1.3
C$0.35	100,000	100,000	January 2, 2027	1.6
C$0.41(1)	4,424,000	4,424,000		1.4(1)

(1)  Total represents weighted average.

US Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2024	10,450,000	$0.49
Forfeited	(2,550,000)	$0.49
Granted	2,600,000	$0.36
Balance – May 31, 2025	10,500,000	$0.45

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
USD $0.50	5,500,000	3,300,000	August 17, 2027	2.2
USD $0.45	2,400,000	960,000	August 28, 2028	3.2
USD $0.36	2,600,000	520,000	December 24, 2029	4.6
USD $0.45(1)	10,500,000	4,780,000		3.0(1)

(1)  Total represents weighted average.

For the three and nine months ended May 31, 2025, share-based compensation expense related to stock options totalled $0.1 million and $0.4 million, respectively (2024 – $0.2 million and $0.5 million, respectively).

b)	Restricted Share Units

The following table sets out activity with respect to outstanding RSUs:

Number of RSUs
Balance – August 31, 2024	1,498,385
Granted	6,922,103
Forfeited	(640,074)
Exercised	(2,000,085)
Balance – May 31, 2025	5,780,329

For the three and nine months ended May 31, 2025, share-based payment expenses related to RSUs totalled $0.2 million and $1.3 million, respectively (2024 – $0.1 million and $0.8 million, respectively).